Consolidated Statements of Income and Comprehensive Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Interest and Dividend Income
Loans	$ 6,878	$ 6,547
Securities
Taxable	1,337	1,607
Tax-exempt	116	115
Other interest income	44	30
Dividends on Federal Reserve Bank and Federal Home Loan Bank stocks	15	10
Total interest and dividend income	8,390	8,309
Interest Expense
Deposits	1,484	2,312
Other borrowings	82	105
Total interest expense	1,566	2,417
Net Interest Income	6,824	5,892
Provision for Loan Losses	698	735
Net Interest Income After Provision for Loan Losses	6,126	5,157
Non-Interest Income
Charges and other fees on loans	346	360
Charges and fees on deposit accounts	977	943
Net gain on sale of loans	793	680
Net gain on sale of equipment	0	4
Net gain (loss) on sale of foreclosed property	(12)	15
Other	587	567
Total non-interest income	2,691	2,569
Non-Interest Expense
Compensation and employee benefits	3,123	3,002
Occupancy and equipment	754	717
Data processing and telecommunications	488	430
Audit, legal and other professional services	247	265
Advertising	285	258
Postage	73	69
FDIC Insurance	110	236
Foreclosed property expense	18	14
Other	662	639
Total non-interest expense	5,760	5,630
Income Before Income Taxes	3,057	2,096
Provision for Income Taxes	1,111	701
Net Income	1,946	1,395
Preferred Stock Dividends	30	0
Net Income Available to Common Stockholders	1,916	1,395
Basic Earnings Per Common Share (in dollars per share)	$ 4.67	$ 3.38
Diluted Earnings Per Common Share (in dollars per share)	$ 4.49	$ 3.25
Common Dividends Paid Per Share (in dollars per share)	$ 0.90	$ 0.85
Comprehensive Income:
Net income available to common stockholders	1,916	1,395
Other comprehensive income, net of tax:
Change in unrealized appreciation on securities available for sale, net of tax of $(37) and $(73) for the years ended March 31, 2012 and 2011, respectively	(106)	(115)
Total Comprehensive Income	$ 1,810	$ 1,280